Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Segment Information [Abstract]
Schedule of key financial performance measures of the segments
	2022	2021	2020
	USD	USD	USD
Revenue from subscription segment
Revenue	27,061,318	25,664,145	24,715,271
Cost of revenue	(23,541,956)	(21,863,278)	(18,772,861)
Gross profit	3,519,362	3,800,867	5,942,410

Revenue from advertisement segment
Revenue	12,057,903	9,840,247	5,803,085
Cost of revenue	(8,655,196)	(4,599,359)	(3,573,660)
Gross profit	3,402,707	5,240,888	2,229,425

Revenue from live events segment
Revenue	9,362,794	-	-
Cost of revenue	(6,933,370)	-	-
Gross profit	2,429,424	-	-

Consolidated
Revenue	48,482,015	35,504,392	30,518,356
Cost of revenue	(39,130,522)	(26,462,637)	(22,346,521)
Gross profit	9,351,493	9,041,755	8,171,835

Schedule of reportable segment gross profit to the group’s loss before tax
	2022	2021	2020
	USD	USD	USD

Segment gross profit	9,351,493	9,041,755	8,171,835
Selling and marketing expenses	(11,569,386)	(8,013,933)	(5,284,152)
General and administrative expenses	(17,365,313)	(11,017,765)	(5,204,627)
Consultancy and professional fees	(2,114,707)	(6,120,494)	(231,369)
Government grants (note 12)	4,318,726	2,546,360	-
Finance costs	(552,751)	(2,679,763)	(1,764,682)
Finance income	15,036	145,107	137,397
Other income	2,825,374	41,419	60,497
Share of loss of a joint venture (note 17)	(283,055)	(94,210)	-
Fair value change of warrants liabilities	6,697,574	-	-
Recapitalization expense	(48,521,756)	-	-
Foreign exchange loss, net	(3,129,330)	(1,558,780)	(1,126,851)
Loss before tax	(60,328,095)	(17,710,304)	(5,241,952)

Schedule of revenue by market
	2022	2021	2020
	USD	USD	USD

KSA	14,607,994	8,287,578	10,027,692
UAE	12,750,454	5,980,102	4,100,221
Egypt	9,804,094	8,898,645	6,119,713
Lebanon	3,572,317	4,834,760	4,519,232
Kuwait	1,757,282	1,903,202	1,763,482
Jordan	1,133,807	1,043,768	854,517
Others*	4,856,067	4,556,337	3,133,499
	48,482,015	35,504,392	30,518,356

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.